STOCK-BASED COMPENSATION - Stock compensation activity (Details)	12 Months Ended
Sep. 30, 2019 USD ($) $ / shares shares
Option Shares Outstanding
Outstanding at September 30, 2018 | shares	15,684,210
Awarded | shares	1,925,000
Exercised | shares	(1,525,000)
Forfeited/Cancelled | shares	(276,299)
Outstanding at September 30, 2019 | shares	15,807,911
Vested | shares	13,795,584
Vested and expected to vest at September 30, 2019 | shares	15,807,911
Weighted Average Exercise Price
Outstanding at September 30, 2018 | $ / shares	$ 0.40
Awarded | $ / shares	0.38
Exercised | $ / shares	0.37
Forfeited/Cancelled | $ / shares	0.41
Outstanding at September 30, 2019 | $ / shares	0.40
Vested | $ / shares	0.39
Vested and expected to vest at September 30, 2019 | $ / shares	$ 0.40
Weighted Average Remaining Contractual Term (years)
Outstanding at September 30, 2018	3 years 10 months 21 days
Awarded	0 years
Exercised	0 years
Forfeited/Cancelled	0 years
Outstanding at September 30, 2019	3 years 1 month 21 days
Vested	3 years 5 months 27 days
Vested and expected to vest at September 30, 2019	3 years 1 month 21 days
Aggregate Intrinsic Value
Outstanding at September 30, 2018 | $	$ 1,142,521
Awarded | $	0
Exercised | $	0
Forfeited/Cancelled | $	0
Outstanding at September 30, 2019 | $	142,810
Vested | $	142,810
Vested and expected to vest at September 30, 2019 | $	$ 142,810